GENERAL (Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 14, 2012	Mar. 05, 2014		Feb. 13, 2012
Business Acquisition [Line Items]
Cash			$ 837
Current assets	1,944		1,491
Intangible assets	7,180		9,867
Total liabilities assumed	(1,563)		(3,793)
Total identifiable assets acquired and liabilities assumed:	10,969		15,901
Goodwill	25,285	20,976	25,219
TransPharma Medical Ltd. [Member]
Business Acquisition [Line Items]
Property and equipment				59
Technology				2,407
Goodwill				1,185
Net assets acquired				3,651
CT [Member]
Business Acquisition [Line Items]
Cash					279
Current assets					1,875
Property and equipment					34
Other					69
Total indentifiable assets acquired					9,437
Current liabilities					(1,831)
Deferred tax liability, net					(1,916)
Other liabilities					(58)
Total liabilities assumed					(3,805)
Total identifiable assets acquired and liabilities assumed:					5,632
Goodwill					5,437	[1]
Net assets acquired					11,069
CT [Member] | Core technology [Member]
Business Acquisition [Line Items]
Intangible assets					2,400	[2]
CT [Member] | Customer Relationship [Member]
Business Acquisition [Line Items]
Intangible assets	4,150				4,150	[3]
CT [Member] | Trade Name [Member]
Business Acquisition [Line Items]
Intangible assets	630				630	[4]
CT [Member] | Developed Technologies [Member]
Business Acquisition [Line Items]
Intangible assets	2,400
Ultrashape [Member]
Business Acquisition [Line Items]
Cash							837
Current assets							1,241
Property and equipment							710
Total indentifiable assets acquired							10,248
Current liabilities							(3,767)
Accrued severance pay							(26)
Total liabilities assumed							(3,793)
Total identifiable assets acquired and liabilities assumed:							6,455
Goodwill							5,545
Net assets acquired							12,000
Ultrashape [Member] | Customer Relationship [Member]
Business Acquisition [Line Items]
Intangible assets							1,843	[5]
Ultrashape [Member] | Developed Technologies [Member]
Business Acquisition [Line Items]
Intangible assets							$ 5,617	[6]

[1]	The goodwill is primarily attributable to expected synergies resulting from the acquisition.
[2]	Core technologies represent a combination of Cooltouch processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized using the straight line method over six years.
[3]	Customer relationships represent the underlying relationships and agreements with Cooltouch's installed customer base and are amortized using the method that will reflect the useful lives of such assets, which are estimated over six years.
[4]	The trade name will be amortized using a method that will reflect the useful lives of such assets, which are estimated at six years.
[5]	Customer relationships will be amortized using the accelerated method that reflects the useful lives of such assets, which are estimated at eight years.
[6]	The developed technology will be amortized using the straight-line method over its useful life which is estimated at six years.